SHARE-BASED PAYMENTS, Option and Performance Share Right Pricing Model (Details)	12 Months Ended
Jun. 30, 2018 AUD ($) $ / shares
SHARE-BASED PAYMENTS [Abstract]
Period to calculate fair value of share price of performance rights grant	5 days
Series 1 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)	$ 0
Grant date share price (in dollars per share)	$ 0.48
Dividend yield	0.00%	[1]
Volatility	0.00%	[2]
Risk-free interest rate	0.00%
Grant date	May 23, 2017
Issue date	May 23, 2017
Expiry date	Dec. 31, 2018
Expected life	1 year 7 months 10 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.456
Series 2 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)	$ 0
Grant date share price (in dollars per share)	$ 0.48
Dividend yield	0.00%	[1]
Volatility	0.00%	[2]
Risk-free interest rate	0.00%
Grant date	May 23, 2017
Issue date	May 23, 2017
Expiry date	Dec. 31, 2019
Expected life	2 years 7 months 10 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.456
Series 3 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)	$ 0
Grant date share price (in dollars per share)	$ 0.48
Dividend yield	0.00%	[1]
Volatility	0.00%	[2]
Risk-free interest rate	0.00%
Grant date	May 23, 2017
Issue date	May 23, 2017
Expiry date	Dec. 31, 2020
Expected life	3 years 7 months 10 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.456
Series 4 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)	$ 0
Grant date share price (in dollars per share)	$ 0.385
Dividend yield	0.00%	[1]
Volatility	0.00%	[2]
Risk-free interest rate	0.00%
Grant date	June 5, 2017
Issue date	Jun. 05, 2017
Expiry date	Dec. 31, 2020
Expected life	3 years 6 months 29 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.413
Series 5 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)	$ 0
Grant date share price (in dollars per share)	$ 0.385
Dividend yield	0.00%	[1]
Volatility	0.00%	[2]
Risk-free interest rate	0.00%
Grant date	October 16, 2017
Issue date	Oct. 16, 2017
Expiry date	Dec. 31, 2019
Expected life	2 years 2 months 16 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.359
Series 6 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)	$ 0
Grant date share price (in dollars per share)	$ 0.385
Dividend yield	0.00%	[1]
Volatility	0.00%	[2]
Risk-free interest rate	0.00%
Grant date	October 16, 2017
Issue date	Oct. 16, 2017
Expiry date	Dec. 31, 2020
Expected life	3 years 2 months 16 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.359
Series 7 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)	$ 0
Grant date share price (in dollars per share)	$ 0.37
Dividend yield	0.00%	[1]
Volatility	0.00%	[2]
Risk-free interest rate	0.00%
Grant date	December 11, 2017
Issue date	Dec. 11, 2017
Expiry date	Dec. 31, 2019
Expected life	2 years 18 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.351
Series 8 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)	$ 0
Grant date share price (in dollars per share)	$ 0.37
Dividend yield	0.00%	[1]
Volatility	0.00%	[2]
Risk-free interest rate	0.00%
Grant date	December 11, 2017
Issue date	Dec. 11, 2017
Expiry date	Dec. 31, 2020
Expected life	3 years 22 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.351
Series 9 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share) | $	0.33
Grant date share price (in dollars per share) | $	$ 0.19
Dividend yield	0.00%	[1]
Volatility	65.00%	[2]
Risk-free interest rate	2.10%
Grant date	June 26, 2018
Issue date	Jun. 26, 2018
Expiry date	Jun. 30, 2021
Expected life	3 years 4 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.056
Series 10 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share) | $	0.45
Grant date share price (in dollars per share) | $	$ 0.51
Dividend yield	0.00%	[1]
Volatility	80.00%	[2]
Risk-free interest rate	1.81%
Grant date	January 25, 2017
Issue date	Jan. 25, 2017
Expiry date	Dec. 31, 2018
Expected life	1 year 11 months 5 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.239
Series 11 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share) | $	0.66
Grant date share price (in dollars per share) | $	$ 0.64
Dividend yield	0.00%	[1]
Volatility	80.00%	[2]
Risk-free interest rate	2.14%
Grant date	April 5, 2017
Issue date	Apr. 05, 2017
Expiry date	Apr. 05, 2021
Expected life	4 years	[3]
Fair value at grant date (in dollars per share) | $	$ 0.376
Series 12 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)	$ 0
Grant date share price (in dollars per share)	$ 0.45
Dividend yield	0.00%	[1]
Volatility	0.00%	[2]
Risk-free interest rate	0.00%
Grant date	December 21, 2016
Issue date	Dec. 21, 2016
Expiry date	Dec. 31, 2019
Expected life	3 years 11 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.448
Series 13 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)	$ 0
Grant date share price (in dollars per share)	$ 0.51
Dividend yield	0.00%	[1]
Volatility	0.00%	[2]
Risk-free interest rate	0.00%
Grant date	January 25, 2017
Issue date	Jan. 25, 2017
Expiry date	Dec. 31, 2018
Expected life	1 year 11 months 5 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.523
Series 14 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)	$ 0
Grant date share price (in dollars per share)	$ 0.51
Dividend yield	0.00%	[1]
Volatility	0.00%	[2]
Risk-free interest rate	0.00%
Grant date	January 25, 2017
Issue date	Jan. 25, 2017
Expiry date	Dec. 31, 2019
Expected life	2 years 11 months 5 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.523
Series 15 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)	$ 0
Grant date share price (in dollars per share)	$ 0.51
Dividend yield	0.00%	[1]
Volatility	0.00%	[2]
Risk-free interest rate	0.00%
Grant date	January 25, 2017
Issue date	Jan. 25, 2017
Expiry date	Dec. 31, 2020
Expected life	3 years 11 months 5 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.523
Series 16 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)	$ 0
Grant date share price (in dollars per share)	$ 0.44
Dividend yield	0.00%	[1]
Volatility	0.00%	[2]
Risk-free interest rate	0.00%
Grant date	June 19, 2017
Issue date	Jun. 19, 2017
Expiry date	Dec. 31, 2019
Expected life	2 years 6 months 11 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.447
Series 17 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)	$ 0
Grant date share price (in dollars per share)	$ 0.44
Dividend yield	0.00%	[1]
Volatility	0.00%	[2]
Risk-free interest rate	0.00%
Grant date	June 19, 2017
Issue date	Jun. 19, 2017
Expiry date	Dec. 31, 2020
Expected life	3 years 6 months 14 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.447
Series 18 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share) | $	0.50
Grant date share price (in dollars per share) | $	$ 0.26
Dividend yield	0.00%	[1]
Volatility	75.00%	[2]
Risk-free interest rate	2.03%
Grant date	December 22, 2015
Issue date	Dec. 22, 2015
Expiry date	Dec. 31, 2018
Expected life	3 years 11 days	[3]
Fair value at grant date (in dollars per share) | $	$ 0.087

[1]	The dividend yield reflects the assumption that the current dividend payout will remain unchanged.
[2]	The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.
[3]	The expected life of the options and rights is based on the expiry date of the options or rights.